STOCKHOLDERS' EQUITY	12 Months Ended
May 31, 2013
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY
NOTE 4.	STOCKHOLDERS' EQUITY

Preferred Stock

As of May 31, 2013, there are 20,000,000 Preferred Shares at $0.0001 par value authorized, none issued and outstanding.

Common Stock

On May 19, 2011, the Company issued 9,000,000 of its $0.0001 par value common stock for $8,100 cash and $900 in a stock subscription receivable to the founder of the Company. The issuance of the shares was made to the sole officer and director (Mr. Marsh) of the Company and an individual who is a sophisticated and accredited investor, therefore, the issuance was exempt from registration of the Securities Act of 1933 by reason of Section 4 (2) of that Act.

On May 1, 2012, the Company issued 350,000 of its $0.0001 par value common stock to six individual shareholders for $3,500. The issuance of the shares was made to six individuals each who are sophisticated and accredited investors, therefore, the issuance was exempt from registration of the Securities Act of 1933 by reason of Section 4 (2) of that Act.

On June 1, 2012, Ms. Corpuz became the Company's President, CEO, and sole director, and Mr. Marsh resigned.  Ms. Corpuz acquired all of Mr. Marsh's 9,000,000 shares of common stock as part of the transition as becoming the Company's CEO.

On November 1, 2012, the Company issued 300,000 of its $0.0001 par value common stock to five individual shareholders for $3,000. The issuance of the shares was made to four individuals and one institution, all who are sophisticated and accredited investors, therefore, the issuance was exempt from registration of the Securities Act of 1933 by reason of Section 4 (2) of that Act.

There are 480,000,000 Common Shares at $0.0001 par value authorized with 9,650,000 and 9,350,000 shares issued and outstanding at May 31, 2013 and May 31, 2012, respectively.